STOCKHOLDER'S EQUITY - Common Stock (Details)	6 Months Ended
	Jun. 30, 2021 Vote $ / shares shares	Feb. 04, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		700,000,000
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	60,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)			0
Common shares, shares outstanding (in shares)			0
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Shares subject to possible redemption (in shares)	26,608,457		0
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	2,141,543		0
Common shares, shares outstanding (in shares)	2,141,543		0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	10,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	7,187,500		7,187,500
Common shares, shares outstanding (in shares)	7,187,500		7,187,500
Ratio to be applied to the stock in the conversion	20